Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	2015 $	2014 $
Prepaid expenses	3,264	1,023
POS hardware	1,550	290
Deposits	1,389	175
Foreign exchange forward contracts	—	7
	6,203	1,495